Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued interest	$ 133,215	$ 106,563
Accrued operating expenses	296,156	469,823
Total	$ 429,371	$ 576,386